Guarantees and Charges (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Guarantees and Charges [Line Items]
Guarantees amount	$ 247
Security deposit	444
Reimbursed amount	$ 40
Lease period	10 years
Bank Guarantee [Member]
Guarantees and Charges [Line Items]
Guarantees amount	$ 315